Deferred Tax Balances - Summary of Composition of Unrecognised Deferred Tax Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income and capital tax losses with a tax benefit, which are not recognised as deferred tax assets	$ 5,777	$ 3,569
Tax credits, which are not recognised as deferred tax assets	2,685	2,375
Gross amount of income tax losses not recognised	5,738	9,718
Gross amount of tax losses not recognized	19,911	13,956
Tax effect of total losses not recognised	5,777	3,569
Due not later than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of income tax losses not recognised		13
Gross amount of capital tax losses not recognised	0	0
Later than one year and not later than two years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of income tax losses not recognised		5
Later than two years and not later than five years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of income tax losses not recognised	43	105
Gross amount of capital tax losses not recognised	0	0
Later than five years and not later than 10 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of income tax losses not recognised	248	1,449
Later than 10 years and not later than 20 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, which are not recognised as deferred tax assets	556
Gross amount of income tax losses not recognised	1,290	3,347
Unlimited [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of income tax losses not recognised	4,157	4,799
Gross amount of capital tax losses not recognised	14,173	$ 4,238
Not Later than 10 year[member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, which are not recognised as deferred tax assets	$ 2,129